DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of other receivables, prepaid expenses and accrued income
The deferred charges are comprised of the following amounts:

(in thousands of $)	2013	2012
Debt arrangement fees and other deferred financing charges	27,845	6,335
Accumulated amortization	(3,361)	(2,271)
	24,484	4,064